Summary of Significant Accounting Policies (Details) - USD ($)				7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 03, 2023	Dec. 20, 2022	Dec. 16, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Oct. 29, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash				$ 0	$ 0	$ 41,665,974
Temporary Equity, Redemption Price Per Share (in Dollars per share)				$ 10.2	$ 10.83	$ 10.45
Shareholder redemption liability						$ 27,842,747
Coverage limit amount					$ 250,000	250,000
Valuation allowance				$ 52,939		$ 596,692
Temporary equity shares outstanding (in Shares)				17,500,000	764,957	1,288,298
Price per share (in Dollars per share)					$ 10
Subsequently paid	$ 27,842,747
Unrecognized tax benefits
Payment of interest and penalties
Initial Public Offer And Overallotement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs						$ 12,729,318
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs					$ 12,729,318
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares redeemed (in Shares)	2,581,004	16,211,702	16,211,702
Temporary Equity, Redemption Price Per Share (in Dollars per share)		$ 10.2
Common stock totaling	$ 26,481,101
True-up payment	$ 1,361,646
Temporary equity shares outstanding (in Shares)				17,500,000		1,288,298
Stock issued during the period shares (in Shares)					9,192,500		9,192,500
Price per share (in Dollars per share)							$ 11.5
Accumulated deficit						$ 244,777
Subject to possible redemption per share (in Dollars per share)		$ 10.2
Subsequent Event [Member] | Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares redeemed (in Shares)	2,581,004
Common stock totaling	$ 26,481,101
True-up payment	1,361,646
Shareholder redemption liability	$ 27,842,747
Public Warrants And Private Placement Warrants To Purchase Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock issued during the period shares (in Shares)						9,192,500
Price per share (in Dollars per share)						$ 11.5
Antidilutive securities excluded from the computation of earnings per share (in Shares)						9,192,500